UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:    711 Fifth Avenue
            15th Floor
            New York, New York 10022


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Sandler
Title:  Managing Director
Phone:  212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler               New York, New York          November 14, 2005
-------------------              ----------------------        -----------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    78

Form 13F Information Table Value Total:    $599,758
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.       Form 13F File Number            Name
      ---       --------------------            ----
      1.        28-4508                         Andrew Sandler

                                  FORM 13F INFORMATION TABLE
                                  Sandler Capital Management
                                       November 15, 2005



COLUMN 1                        COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------

                                                               VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------

APPLE COMPUTER INC              COM                037833100   2144       40000   SH         SOLE        0          40000  0    0
ARM HLDGS PLC                   SPONSORED ADR      042068106   5746      916500   SH         SOLE        0         916500  0    0
ATI TECHNOLOGIES INC            COM                001941103   4043      290000   SH         SOLE        0         290000  0    0
BROADBAND HOLDRS TR             DEPOSITRY RCPT     11130P104  23494     1251000   SH         SOLE        0        1251000  0    0
BROADCOM CORP                   CL A               111320107   7038      150000   SH  CALL   SOLE        0         150000  0    0
CABLEVISION SYS CORP            CL A NY CABLVS     12686C109  61154     1993930   SH         SOLE        0        1993930  0    0
CABLEVISION SYS CORP            CL A NY CABLVS     12686C109   6134      200000   SH  PUT    SOLE        0         200000  0    0
CADIZ INC                       COM NEW            127537207   1939      102174   SH         SOLE        0         102174  0    0
CATERPILLAR INC DEL             COM                149123101   4113       70000   SH         SOLE        0          70000  0    0
CANADIAN PAC RY LTD             COM                13645T100   2861       66600   SH         SOLE        0          66600  0    0
CEMEX S A                       SPONS ADR 5 ORD    151290889   1831       35000   SH         SOLE        0          35000  0    0
CHARTER COMMUNICATIONS INC D    CL A               16117M107   3543     2361800   SH         SOLE        0        2361800  0    0
CHARTER COMMUNICATIONS INC D    NOTE 5.875% 11/1   16117MAE7   1243     1500000   SH         SOLE        0        1500000  0    0
COACH INC                       COM                189754104   1254       40000   SH         SOLE        0          40000  0    0
COLDWATER CREEK INC             COM                193068103   5057      200500   SH         SOLE        0         200500  0    0
COMCAST CORP NEW                CL A               20030N101   3685      125433   SH         SOLE        0         125433  0    0
COMCAST CORP NEW                CL A SPL           20030N200   3468      120500   SH         SOLE        0         120500  0    0
CORNING INC                     COM                219350105   3023      156400   SH         SOLE        0         156400  0    0
DELTA AIR LINES INC DEL         NOTE 8.000% 6/0    247361108     36       47900   SH         SOLE        0          47900  0    0
DIGITAS INC                     COM                25388K104   2840      250000   SH         SOLE        0         250000  0    0
DISCOVERY HOLDING CO            CL A COM           25468Y107    921       63801   SH         SOLE        0          63801  0    0
DISCOVERY HOLDING CO            COM SER B          25468Y206   1681      113971   SH         SOLE        0         113971  0    0
EBAY INC                        COM                278642103   1648       40000   SH         SOLE        0          40000  0    0
ECHOSTAR COMUNICATIONS NEW      CL A               278762109   8871      300000   SH  PUT    SOLE        0         300000  0    0
ENERGY CONVERSION DEVICES IN    COM                292659109   6283      140000   SH         SOLE        0         140000  0    0
ESCHELON TELECOM INC            COM                296290109    748       60000   SH         SOLE        0          60000  0    0
FEDEX CORP                      COM                31428X106   1307       15000   SH         SOLE        0          15000  0    0
FIRST DATA CORP                 COM                319963104   7400      185000   SH         SOLE        0         185000  0    0
FRANKLIN RES INC                COM                354613101   7137       85000   SH         SOLE        0          85000  0    0
HONEYWELL INTL INC              COM                438516106   3750      100000   SH         SOLE        0         100000  0    0
INGERSOLL-RAND COMPANY LTD      CL A               G4776G101   3823      100000   SH         SOLE        0         100000  0    0
INTERNET CAP GROUP INC          COM NEW            46059C205   3348      380000   SH         SOLE        0         380000  0    0
KERZNER INTERNATIONAL LTD       SHS                P6065Y107   9081      163482   SH         SOLE        0         163482  0    0
LEVEL 3 COMMUNICATIONS INC      COM                52729N100   4096     1765408   SH         SOLE        0        1765408  0    0
LEVEL 3 COMMUNICATIONS INC      NOTE 6.000% 3/1    52729NAS9    525     1000000   SH         SOLE        0        1000000  0    0
LIBERTY GLOBAL INC              COM SER C          530555309   2467       95820   SH         SOLE        0          95820  0    0
LIBERTY GLOBAL INC              COM SER A          530555101   1893       69862   SH         SOLE        0          69862  0    0
LIBERTY GLOBAL INC              COM SER B          530555200    744       25958   SH         SOLE        0          25958  0    0
LIBERTY MEDIA CORP NEW          SER B              530718204   9428     1142736   SH         SOLE        0        1142736  0    0
LIBERTY MEDIA CORP NEW          SER A              530718105   1610      200000   SH         SOLE        0         200000  0    0
LONE STAR TECHNOLOGIES INC      COM                542312103   4725       85000   SH         SOLE        0          85000  0    0
MCDONALDS CORP                  COM                580135101   6698      200000   SH         SOLE        0         200000  0    0
MEMC ELECTR MATLS INC           COM                552715104   5128      225000   SH         SOLE        0         225000  0    0
MENTOR CORP MINN                COM                587188103   5870      106700   SH         SOLE        0         106700  0    0
MICRON TECHNOLOGY INC           COM                595112103   2328      175000   SH         SOLE        0         175000  0    0
MICROSOFT TECHNOLOGY INC        COM                594918104  11579      450000   SH         SOLE        0         450000  0    0
MIDWAY GAMES INC                COM                598148104   1092       71863   SH         SOLE        0          71863  0    0
MPOWER HOLDING CORP             COM NEW            62473L309   2585     1859786   SH         SOLE        0        1859786  0    0
NDS GROUP PLC                   SPONSORED ADR      628891103   6763      182042   SH         SOLE        0         182042  0    0
NIKE INC                        CL B               654106103   9393      115000   SH         SOLE        0         115000  0    0
NOVATEL WIRELESS INC            COM NEW            66987M604   5788      400000   SH  PUT    SOLE        0         400000  0    0
OVERSTOCK COM INC DEL           COM                690370101   3835      100000   SH  PUT    SOLE        0         100000  0    0
PIONEER COS INC                 COM NEW            723643300    602       25000   SH         SOLE        0          25000  0    0
S1 CORPORATION                  COM                78463B101   4485     1150000   SH         SOLE        0        1150000  0    0
SANDISK CORP                    COM                80004C101  12060      250000   SH         SOLE        0         250000  0    0
SCHWAB CHARLES CORP NEW         COM                808513105  13420      930000   SH         SOLE        0         930000  0    0
SCIENTIFIC ATLANTA INC          COM                808655104   8440      225000   SH         SOLE        0         225000  0    0
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR      82706C108   4147      271075   SH         SOLE        0         271075  0    0
SIRF TECHNOLOGY HLDGS INC       COM                82967H101   1507       50000   SH         SOLE        0          50000  0    0
SPRINT NEXTEL CORP              COM FON            852061100  12604      530005   SH         SOLE        0         530005  0    0
SRS LABS INC                    COM                78464M106   4606      719718   SH         SOLE        0         719718  0    0
STARWOOD HOTELS&RESORTS WRLD    PAIRED CTF         85590A203  12863      225000   SH         SOLE        0         225000  0    0
STATION CASINOS INC             COM                857689103   4977       75000   SH         SOLE        0          75000  0    0
STEINER LEISURE LTD             ORD                P8744Y102  11328      333459   SH         SOLE        0         333459  0    0
STREETTRACKS GOLD TR            GOLD SHS           863307104  23350      500000   SH         SOLE        0         500000  0    0
TARGET CORP                     COM                87612E106  14629      281700   SH         SOLE        0         281700  0    0
TEMPLE INLAND INC               COM                879868107   8170      200000   SH         SOLE        0         200000  0    0
TEXAS INSTRS INC                COM                882508104   8475      250000   SH         SOLE        0         250000  0    0
TLC VISION CORP                 COM                872549100   4086      600000   SH         SOLE        0         600000  0    0
UNITED PARCEL SERVICE INC       CL B               911312106   2074       30000   SH         SOLE        0          30000  0    0
UNITED TECHNOLOGIES CORP        COM                913017109  15552      300000   SH         SOLE        0         300000  0    0
VIACOM INC                      CL B               925524308   3301      100000   SH         SOLE        0         100000  0    0
VODAFONE GROUP PLC NEW          SPONSORED ADR      92857W100  11279      434310   SH         SOLE        0         434310  0    0
VULCAN MATLS CO                 COM                929160109   4824       65000   SH         SOLE        0          65000  0    0
VULCAN MATLS CO                 COM                929160109   4453       60000   SH  PUT    SOLE        0          60000  0    0
WEBSIDESTORY INC                COM                947685103   3190      180000   SH         SOLE        0         180000  0    0
WHOLE FOODS MKT INC             COM                966837106   2689       20000   SH         SOLE        0          20000  0    0
WMS INDS INC                    COM                929297109   1688       60000   SH         SOLE        0          60000  0    0


71200.0131 #615389